Average Annual Total Returns - FidelityOTCPortfolio-RetailPRO - FidelityOTCPortfolio-RetailPRO - Fidelity OTC Portfolio	Sep. 29, 2023
Fidelity OTC Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(32.12%)
Past 5 years	10.92%
Past 10 years	16.34%
Fidelity OTC Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(32.70%)
Past 5 years	8.93%
Past 10 years	13.99%
Fidelity OTC Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.53%)
Past 5 years	8.58%
Past 10 years	13.07%
NS004
Average Annual Return:
Past 1 year	(32.54%)
Past 5 years	9.67%
Past 10 years	14.43%